RELATED PARTY TRANSACTIONS, Administrative Support Agreement, Promissory Note and Related Party Loans (FY) (Details) - USD ($)				3 Months Ended	4 Months Ended	9 Months Ended
	Nov. 23, 2020	Nov. 18, 2020	Aug. 28, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Repayment of debt to related party					$ 64,126
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party expense				$ 30,000	$ 10,000	$ 90,000
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 10,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 300,000
Repayment of debt to related party	$ 64,126
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Share Price (in dollars per share)				$ 1.00	$ 1.00	$ 1.00
Related party outstanding borrowings				$ 0	$ 0	$ 0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction					$ 1,500,000	$ 1,500,000